FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
2018	Thousands of U.S. dollars
	Maturity (years)
	2019	2020	2021	2022	2023	More than 5 years	Total

Senior Secured Notes	24,500	24,500	24,500	424,500	-	-	498,000
Brazilian bonds—Debentures	4,698	4,378	4,091	3,759	1,721	-	18,647
Lease liabilities	3,785	1,691	794	384	-	-	6,654
Bank borrowings	36,176	3,726	474	372	-	-	40,748
Trade and other payables	184,886	14,391	-	-	-	-	199,277
Total financial liabilities	254,045	48,686	29,859	429,015	1,721	-	763,326

2019	Thousands of U.S. dollars
	Maturity (years)
	2020	2021	2022	2023	2024	More than 5 years	Total

Senior Secured Notes	30,625	30,625	530,625	-	-	-	591,875
Lease liabilities	66,415	52,134	41,069	32,079	21,481	23,826	237,004
Bank borrowings	23,248	449	351	-	-	-	24,048
Trade and other payables	166,111	11,744	-	-	-	-	177,855
Total financial liabilities	286,399	94,952	572,045	32,079	21,481	23,826	1,030,782